Pension and Other Postretirement Benefits - Schedule of Changes in Benefit Obligations and Plan Assets (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Compensation And Retirement Disclosure [Abstract]
Medicare Part D subsidy receipts	$ 4	$ 2